Employees - Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Duration (years)	17 years	17 years
Netherlands [Member]
Disclosure of defined benefit plans [line items]
Duration (years)	18 years	19 years
All other countries [member]
Disclosure of defined benefit plans [line items]
Duration (years)	12 years	13 years
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Duration (years)	7 years	8 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Duration (years)	23 years	24 years
Active members [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	15.00%	18.00%
Active members [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	12.00%	14.00%
Active members [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	15.00%	22.00%
Active members [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	21.00%	16.00%
Deferred members [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	29.00%	26.00%
Deferred members [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	33.00%	32.00%
Deferred members [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	38.00%	30.00%
Deferred members [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	16.00%	15.00%
Retired members [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	56.00%	56.00%
Retired members [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	55.00%	54.00%
Retired members [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	47.00%	48.00%
Retired members [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	63.00%	69.00%